Debt - Credit facilities (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019	Feb. 28, 2018
Debt Instrument [Line Items]
Unused fee (Percentage)			0.50%
Repayment of loan			$ 984,480	$ 151,916,121	$ 194,071,757	$ 24,830,307
Repayment of credit facility		$ 151,875,000			43,500,000	$ 59,218,647
Debt balance outstanding					403,475,185
Base rate
Debt Instrument [Line Items]
Rate margin		2.50%
LIBOR
Debt Instrument [Line Items]
Rate margin		3.50%
Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity		$ 425,000,000		425,000,000	425,000,000			$ 175,000,000
Credit facility Interest rate						6.02%
Secured term loans
Debt Instrument [Line Items]
Repayment of loan		151,875,000
Debt balance outstanding			295,937,500		$ 246,250,000	$ 134,875,000
Initial/credit facility term loan
Debt Instrument [Line Items]
Borrowing capacity		300,000,000		300,000,000				70,000,000
Repayment of loan	$ 50,000,000
Face amount		300,000,000		300,000,000
Repayment of credit facility	50,000,000
Debt balance outstanding			$ 246,250,000			67,375,000
Credit facility Interest rate			4.35%		4.55%
Initial/credit facility term loan | June 30, 2019 through March 31, 2021
Debt Instrument [Line Items]
Quarterly principal repayments		1,875,000
Initial/credit facility term loan | June 30, 2021 through December 31, 2023
Debt Instrument [Line Items]
Quarterly principal repayments		3,750,000
Delayed Draw Term Loan
Debt Instrument [Line Items]
Borrowing capacity	100,000,000	$ 50,000,000		$ 50,000,000			$ 50,000,000	80,000,000
Unused fee (Percentage)		0.50%
Face amount			$ 50,000,000		$ 0
Debt balance outstanding			$ 49,687,500			67,500,000
Credit facility Interest rate			4.11%
Availability period from closing date				24 months
Delayed Draw Term Loan | First Specified Repayment Period [Member]
Debt Instrument [Line Items]
Quarterly principal repayments		$ 312,500
Delayed Draw Term Loan | Second Specified Repayment Period [Member]
Debt Instrument [Line Items]
Quarterly principal repayments		625,000
Revolving credit facility/revolver
Debt Instrument [Line Items]
Borrowing capacity		75,000,000		$ 75,000,000				$ 25,000,000
Unused fee (Percentage)					0.50%
Threshold amount to finance the working capital using the proceeds from issuance of debt.		25,000,000
Threshold amount to finance permitted acquisitions		$ 50,000,000
Face amount			$ 20,000,000		$ 43,500,000
Repayment of credit facility	$ 31,500,000
Debt balance outstanding			$ 32,000,000		$ 12,000,000	$ 0
Credit facility Interest rate			4.35%
Credit facility variable Interest rates					4.55%
Current Borrowings available					$ 2,496,518
Remaining maximum borrowings available			$ 40,503,482		$ 60,503,482